GREAT-WEST VARIABLE ANNUITY ACCOUNT A


                      Financial Statements for the Six Months Ended June 30, 1999 (unaudited).

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

Statement of Assets and Liabilities
June 30, 1999
=====================================================================================================================
[Unaudited]

ASSETS:

Investments, at value:
  Common stock (cost - $7,358,370)                                                       $           9,060,072
Investment income due and accrued                                                                       12,642
Due from broker                                                                                          1,080
Due from Great-West Life & Annuity Insurance Company                                                   784,113
                                                                                            -------------------------

         Total Assets                                                                                9,857,907

LIABILITIES:

Miscellaneous liabilities                                                                              517,697
                                                                                            -------------------------

         Total Liabilities                                                                             517,697
                                                                                            -------------------------

Net Assets                                                                               $           9,340,210
                                                                                            =========================

NET ASSETS REPRESENTED BY:

Accumulation units - 646,166 (units at $13.5282)                                         $           8,741,433
Reserves for annuities in course of payment                                                            598,777
                                                                                            -------------------------

Net Assets                                                                               $           9,340,210
                                                                                            =========================















See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

Statement of Operations
Six Months Ended June 30, 1999
=====================================================================================================================
[Unaudited]

INVESTMENT INCOME:

Dividends                                                                                $              79,413
Interest                                                                                                 6,557
                                                                                            -------------------------
                                                                                                        85,970
EXPENSES:

Administration                                                                                          12,633
Mortality risks                                                                                         17,081
Investment management and advisory services                                                             20,589
Expense risks                                                                                            3,036
                                                                                            -------------------------
                                                                                                        53,339
                                                                                            -------------------------
Net Investment Income                                                                                   32,631
                                                                                            -------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments                                                                     1,227,839
Net change in unrealized depreciation on investments                                                  (133,390)
                                                                                            -------------------------

Net Realized and Unrealized Gain on Investments                                                      1,094,449
                                                                                            -------------------------

Net Increase in Net Assets Resulting from Operations                                     $           1,127,080
                                                                                            =========================

















See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

Statement of Changes in Net Assets
Six Months Ended June 30, 1999 and 1998
=====================================================================================================================
[Unaudited]

FROM OPERATIONS:                                                                1999                    1998
                                                                         --------------------    --------------------

Net investment income                                                $             32,631     $             40,765
Net realized gains                                                              1,227,839                   41,115
Net change in unrealized (depreciation) appreciation                             (133,390)                 514,582
                                                                         --------------------    --------------------

         Increase in net assets resulting from operations                       1,127,080                  596,462

FROM UNIT SHARE TRANSACTIONS:

Surrenders                                                                       (916,296)                 (36,074)
Annuity payments                                                                  (73,147)                 (71,573)
Death payments                                                                                              (2,283)
Transfer in respect of mortality guarantees                                       (33,357)                  (2,652)
                                                                         --------------------    --------------------

         Decrease in net assets derived from unit
           share transactions                                                  (1,022,800)                (112,582)
                                                                         --------------------    --------------------

Net increase in net assets                                                        104,280                  483,880

NET ASSETS:

Beginning of period                                                             9,235,930                8,473,159
                                                                         ====================    ====================
End of period                                                        $          9,340,210     $          8,957,039
                                                                         ====================    ====================















See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

Financial Highlights
=====================================================================================================================
[Unaudited]

Selected data for an accumulation unit for the six months ended June 30, 1999 and the years ended December 31, 1998, 1997, 1996, and 1995, were as follows:

                                              June 30,
                                                1999           1998          1997           1996           1995
                                            -------------  ------------- -------------- -------------- --------------
Unit Value, Beginning of Period           $    11.953    $    10.661    $    8.767     $    7.501     $    6.070
Income From Investment Operations:
Net investment income                            .051           .084          .167           .053           .089
Net realized and unrealized gains
  (losses) on investments                       1.524          1.208         1.727          1.213          l.342
                                            -------------  ------------- -------------- -------------- --------------

Total From Investment Operations
  (Note A)                                      1.575          1.292         1.894          1.266          1.431
                                            -------------  ------------- -------------- -------------- --------------

Unit Value, End of Period                 $    13.528    $    11.953    $   10.661     $    8.767     $    7.501
                                            =============  ============= ============== ============== ==============

Total Return                                   13.18% *       12.12%        20.27%         15.90%         23.56%

Net Assets, End of Period                 $   9,340,210  $   9,235,930  $  8,473,159   $  7,739,861   $  6,990,140

Average Broker Commission Paid
  Per Share Bought or Sold                $      .0474   $      .0560   $     .0600    $     .0692    $

Ratio of Expenses to Average
  Net Assets                                    1.33% *        1.03%         1.27%          1.25%          1.18%

Ratio of Net Investment Income
  to Average Net Assets                          .81% *         .77%         1.74%          1.89%          2.49%

Portfolio Turnover Rate                        53.34%         51.93%       151.4%          64.4%          62.2%


*  Annualized














NOTE A - Net investment income and realized and unrealized gains (losses) are reflected in the value of the accumulation units. Dividends are not declared from income and capital gains are not distributed.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A


Notes to Financial Statements
Six Months Ended June 30, 1999 and 1998
================================================================================
[Unaudited]

NOTE 1 - HISTORY

Great-West Variable Annuity Account A (Variable Annuity Account A) is a separate and distinct investment fund established by The Great-West Life Assurance Company (Great-West Life). On December 31, 1991, Variable Annuity Account A was transferred to and the variable annuity contracts were reinsured by Great-West Life & Annuity Insurance Company (GWL&A), a wholly-owned subsidiary of
Great-West Life. Variable Annuity Account A is registered as an open-end diversified management investment company under the Investment Company Act of 1940, and the registration under the Securities Act of 1933 of the group variable annuity contracts funded by Variable Annuity Account A became effective on November 27, 1968. Purchase payments were first placed in Variable Annuity Account A on January 3, 1969.

Effective  April 6,  1984,  Great-West  Life  ceased  issuing  variable  annuity contracts. Effective May 1, 1987, Great-West Life has not allowed new participants to be enrolled under existing variable annuity contracts and, effective May 1, 1989, no additional contributions under existing variable annuity contracts are being accepted.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The  cost  of   securities   sold  is   determined  on  the  basis  of  specific
identification.

Securities traded on national exchanges are valued daily at the closing price of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between bid and asked prices. Short-term securities are valued at amortized cost, which approximates market value. Security transactions are recorded at the earlier of trade date or the date a commitment is made to buy or sell the related investment.

Dividend income is accrued as of the ex-dividend date and interest income is recorded daily.

NOTE 3 - RELATED-PARTY TRANSACTIONS

GWL&A provides administrative, investment management, and advisory services to Variable Annuity Account A and has assumed mortality and expense risks of the contracts. A daily deduction of .003285% (an effective annual rate of 1.2064%) is made from the gross investment income of Variable Annuity Account A. This deduction, expressed on an annual basis, is broken down as follows: 0.2857% for administrative expenses, 0.3863% for mortality risks, 0.0688% for expense risks, and 0.4656% for investment management and advisory services. Effective November 1, 1996 a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company, GW Capital Management, LLC, serves as investment advisor.

Contract benefit payments are advanced by GWL&A to contract holders on behalf of Variable Annuity Account A. Variable Annuity Account A reimburses GWL&A for these payments periodically.

NOTE 4 - INVESTMENTS

The aggregate purchases of investments and the aggregate proceeds from sales of investments were (excluding short-term securities) as follows:

Common Stock                                                       1999                       1998
------------------------------------------------------     ----------------------     ----------------------
  Purchases                                            $           3,351,553      $           1,617,804
  Proceeds from sales                                              4,576,896                  4,123,096

NOTE 5 - FEDERAL INCOME TAXES

The Variable Annuity Account A investment income is applied to increase accumulation unit values. Under existing federal income tax law, Variable Annuity Account A investment income is not taxed to the extent that it is applied to increase accumulation unit values. GWL&A reserves the right to charge the Variable Annuity Account A if such taxes are imposed in the future.

NOTE 6 - ACCUMULATION UNITS

A summary of the transactions in accumulation units follows:

                                                                   1999                       1998
                                                           ----------------------     ----------------------
Outstanding - January 1                                              717,490                    746,562
  Redeemed during the year:
    Surrender                                                        (71,324)                    (3,381)
    Death                                                                                          (199)
                                                           ----------------------     ----------------------
                                                                     (71,324)                    (3,580)
                                                           ======================     ======================
Outstanding - June 30                                                646,166                    742,982
                                                           ======================     ======================

Net investment income and realized and unrealized gains are reflected in the value of the accumulation units. Dividends are not declared from income and gains are not distributed.


NOTE 7 - ACCUMULATION UNIT VALUES - [Unaudited]
===================================================================================================================

         VALUATION                     ACCUMULATION                  VALUATION                    ACCUMULATION
            DATE                        UNIT VALUE                      DATE                       UNIT VALUE
-----------------------------    -------------------------   ---------------------------    -------------------------
January 3, 1969               $        1.00000000            March 31, 1979              $        1.03700469
March 28, 1969                $        1.07468400            June 30, 1979               $        1.03384794
June 27, 1969                 $        1.07583259            September 30, 1979          $        1.07966980
September 30, 1969            $        1.04319336            December 31, 1979           $        1.09861144
December 31, 1969             $        1.05956294            March 31, 1980              $        1.02778990
March 31, 1970                $        1.05322327            June 30, 1980               $        1.15888482
June 30, 1970                 $         .86337212            September 30, 1980          $        1.24125856
September 30, 1970            $         .98057690            December 31, 1980           $        1.34937658
December 31, 1970             $        1.08416020            March 31, 1981              $        1.34420316
March 31, 1971                $        1.28783953            June 30, 1981               $        1.31151501
June 30, 1971                 $        1.31417688            September 30, 1981          $        1.21957549
September 30, 1971            $        1.34600160            December 31, 1981           $        1.34034823
December 31, 1971             $        1.40624309            March 31, 1982              $        1.22060069
March 31, 1972                $        1.50937876            June 30, 1982               $        1.21747890
June 30, 1972                 $        1.46441659            September 30, 1982          $        1.32107048
September 29, 1972            $        1.41141921            December 31, 1982           $        1.54829628
December 31, 1972             $        1.43641768            March 31, 1983              $        1.72492408
March 30, 1973                $        1.14518173            June 30, 1983               $        1.88999803
June 29, 1973                 $         .94975920            September 30, 1983          $        1.85391985
September 28, 1973            $        1.12752636            December 31, 1983           $        1.86959830
December 31, 1973             $         .98798465            March 31, 1984              $        1.77987261
March 29, 1974                $         .92504974            June 30, 1984               $        1.74123169
June 28, 1974                 $         .84636772            September 30, 1984          $        1.89436321
September 30, 1974            $         .69582357            December 31, 1984           $        1.94021457
December 31, 1974             $         .76438983            March 31, 1985              $        2.11639231
March 31, 1975                $         .85484991            June 30, 1985               $        2.31593116
June 30, 1975                 $         .94523691            September 30, 1985          $        2.17502453
September 30, 1975            $         .86720026            December 31, 1985           $        2.50415588
December 31, 1975             $         .89703274            March 31, 1986              $        2.92575544
March 31, 1976                $        1.02654318            June 30, 1986               $        3.12894373
June 30, 1976                 $        1.04254066            September 30, 1986          $        2.79849885
September 30, 1976            $        1.02175714            December 31, 1986           $        2.92996949
December 31, 1976             $        1.06312535            March 31, 1987              $        3.45357315
March 31, 1977                $         .96668709            June 30, 1987               $        3.47692861
June 30, 1977                 $         .97779837            September 30, 1987          $        3.58107036
September 30, 1977            $         .91543186            December 31, 1987           $        2.90927633
December 31, 1977             $         .91330430            March 31, 1988              $        3.03211290
March 31, 1978                $         .88025820            June 30, 1988               $        3.14170371
June 30, 1978                 $         .94981303            September 30, 1988          $        3.19555027
September 30, 1978            $        1.02175412            December 31, 1988           $        3.24632490
December 31, 1978             $         .94566769
                                                                                                  (Continued)




NOTE 7 - ACCUMULATION UNIT VALUES - [Unaudited]
===================================================================================================================

         VALUATION                     ACCUMULATION                  VALUATION                    ACCUMULATION
            DATE                        UNIT VALUE                      DATE                       UNIT VALUE
-----------------------------    -------------------------   ---------------------------    -------------------------
March 31, 1989                $        3.40048089            March 31, 1999              $       12.29221948
June 30, 1989                 $        3.66057985            June 30, 1999                       13.52815376
September 30, 1989            $        4.03595925
December 31, 1989             $        4.16667314
March 31, 1990                $        4.10420565
June 30, 1990                 $        4.40575331
September 30, 1990            $        3.95067300
December 31, 1990             $        4.09586804
March 31, 1991                $        4.67731834
June 30, 1991                 $        4.46997251
September 30, 1991            $        4.70629835
December 31, 1991             $        5.17489662
March 31, 1992                $        5.00089395
June 30, 1992                 $        4.90045709
September 30, 1992            $        4.94334533
December 31, 1992             $        5.39680799
March 31, 1993                $        5.70268053
June 30, 1993                 $        5.91443136
September 30, 1993            $        6.20352631
December 31, 1993             $        6.24551098
March 31, 1994                $        6.07099873
June 30, 1994                 $        5.98373289
September 30, 1994            $        6.21184797
December 31, 1994             $        6.07070336
March 31, 1995                $        6.43386353
June 30, 1995                 $        6.93539739
September 30, 1995            $        7.34349110
December 31, 1995             $        7.50058268
March 31, 1996                $        7.97167430
June 30, 1996                 $        8.16277408
September 30, 1996            $        8.36088935
December 31, 1996             $        8.76699327
March 31, 1997                $        9.10319430
June 30, 1997                 $        9.87479147
September 30, 1997            $       10.11055595
December 31, 1997             $       10.66148379
March 31, 1998                $       10.99141808
June 30, 1998                 $       11.46520474
September 30, 1998            $        9.63105524
December 31, 1998             $       11.95317612
                                                            (Concluded)


The Maxim Series Fund

Variable Annuity Account

COMMON STOCK

COMMUNICATIONS --- 1.9%
      3,150 AT&T Corp                                                    175,808
                                                                        $175,808

CONSUMER SERVICES --- 2.2%
      3,200 United Healthcare Corp                                       200,400
                                                                        $200,400

CREDIT INSTITUTIONS --- 3.0%
      3,100 BancWest Corp                                                115,087
      4,400 Mellon Bank Corp                                             160,050
                                                                        $275,137

ELECTRIC --- 1.6%
      3,300 Consolidated Edison Inc                                      149,325
                                                                        $149,325

ELECTRONICS - HIGH TECH --- 14.4%
      4,600 Compaq Computer Corp                                         108,960
      2,000 Eastman Kodak Co                                             135,500
      3,300 Emerson Electric Co                                          207,488
      2,300 Hewlett-Packard Co                                           231,150
      1,500 Johnson Controls Inc                                         103,968
      2,900 Motorola Inc                                                 274,775
      6,700 Scientific-Atlanta Inc                                       241,200
                                                                      $1,303,041

FINANCIAL SERVICES --- 2.1%
      4,000 MGIC Investment Corp                                         194,500
                                                                        $194,500

HOLDING & INVEST. OFFICES --- 6.2%
      4,040 Bank One Corp                                                240,630
      2,900 Bank of America Corp                                         212,605
      3,800 Constellation Energy Group                                   112,575
                                                                        $565,810

INDUSTRIAL SERVICES --- 4.7%
      4,000 Electronic Data Systems Corp                                 226,248
      3,000 Shared Medical Systems Corp                                  195,750
                                                                        $421,998

INSURANCE --- 10.8%
      3,200 Allstate Corp                                                114,800
      3,000 Arthur J Gallagher & Co                                      148,500
      2,500 Hartford Financial Services Group Inc                        145,780
      3,000 Lincoln National Corp                                        156,936
      5,800 Torchmark Corp                                               197,925
      4,000 Unum Corp                                                    219,000
                                                                        $982,941

MFTG - CONSUMER PRODS. --- 8.6%
      4,700 Lancaster Colony Corp                                        162,150
      8,400 Leggett & Platt Inc                                          233,621
      5,500 Liz Claiborne Inc                                            200,750
      3,900 Willamette Industries Inc                                    179,642
                                                                        $776,163

MFTG - INDUSTRIAL PRODS --- 14.7%
      4,300 3Com Corp*                                                   114,754
      3,200 Armstrong World Industries Inc                               184,998
      4,100 Kimberly-Clark Corp                                          233,700
      2,500 PPG Industries Inc                                           147,655
      4,200 Rockwell International Corp                                  255,150
      7,700 USX-US Steel Group                                           207,900
      3,500 WW Grainger Inc                                              188,342
                                                                      $1,332,499

OIL & GAS --- 15.0%
      2,800 Atlantic Richfield Co                                        233,974
      5,700 Coastal Corp                                                 228,000
      5,700 Halliburton Co                                               257,925
      4,000 Helmerich & Payne Inc                                         95,248
      1,600 Mobil Corp                                                   158,400
      3,400 Schlumberger Ltd                                             216,536
      5,600 Sunoco Inc                                                   169,047
                                                                      $1,359,130

RAILROADS --- 1.6%
      4,800 Burlington Northern Santa Fe Corp                            148,800
                                                                        $148,800

RETAIL TRADE --- 6.7%
      6,800 Brinker International Inc*                                   184,872
      7,700 Dillards Inc Class A                                         270,462
      3,400 Sears Roebuck & Co                                           151,511
                                                                        $606,845

TELEPHONE --- 4.6%
      3,400 Bell Atlantic Corp                                           222,275
      3,400 SBC Communications Inc                                       197,200
                                                                        $419,475

TRANSPORTATION --- 1.6%
      5,700 Ryder System Inc                                             148,200
                                                                        $148,200

TOTAL COMMON STOCK --- 100.0%                                         $9,060,072
(Cost $7,358,370)

TOTAL VARIABLE ANNUITY ACCOUNT --- 100.0%                             $9,060,072
(Cost $7,358,370)